Other Income/(Expense)-Net (Schedule Of Other Income/(Expense)- Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Income/(Expense)-Net [Abstract]
Market value gains related to deferred compensation trusts	$ 8,430	$ 2,061	$ 148
Loss on disposal of property and equipment	(707)	(424)	(698)
Interest income/ (expense)	427	383	281
Other - net	4		(418)
Total other income/(expense)	$ 8,154	$ 2,020	$ (687)